Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3- 40 years
Leasehold improvements	Shorter of lease term or asset life